Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Parent Company Only
Schedule of Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2023	2022

Assets

Cash	$1,081,158	$1,372,381
Investment in subsidiary – Community National Bank	101,032,517	87,018,360
Investment in Capital Trust	387,000	387,000
Income taxes receivable	323,825	223,816
Total assets	$102,824,500	$89,001,557

Liabilities and Shareholders’ Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	908,686	938,194
Total liabilities	13,795,686	13,825,194

Shareholders’ Equity

Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding
at December 31, 2023 and 2022 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,724,151 and 5,647,710 shares issued at December 31, 2023 and 2022, respectively (including 20,774 and 16,850 shares issued February 1, 2024 and 2023, respectively)	14,310,378	14,119,275
Additional paid-in capital	37,574,578	36,383,235
Retained earnings	54,198,230	46,464,447
Accumulated other comprehensive loss	(15,931,595)	(20,667,817)
Less: treasury stock, at cost; 210,101 shares at December 31, 2023 and 2022	(2,622,777)	(2,622,777)
Total shareholders’ equity	89,028,814	75,176,363

Total liabilities and shareholders’ equity	$102,824,500	$89,001,557

Schedule of Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2023	2022

Income
Bank subsidiary distributions	$4,823,000	$5,124,000
Dividends on Capital Trust	31,648	17,225
Total income	4,854,648	5,141,225

Expense
Interest on junior subordinated debentures	1,053,873	573,603
Administrative and other	519,793	509,409
Total expense	1,573,666	1,083,012

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	3,280,982	4,058,213
Income tax benefit	323,825	223,816

Income before equity in undistributed net income of subsidiary	3,604,807	4,282,029
Equity in undistributed net income of subsidiary	9,827,048	9,457,911
Net income	$13,431,855	$13,739,940

Schedule of Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2023	2022

Cash Flows from Operating Activities
Net income	$13,431,855	$13,739,940
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(9,827,048)	(9,457,911)
Increase in income taxes receivable	(100,010)	(38,377)
Net cash provided by operating activities	3,504,797	4,243,652

Cash Flows from Financing Activities
Dividends paid on preferred stock	(120,938)	(66,563)
Dividends paid on common stock	(3,675,082)	(3,712,750)
Net cash used in financing activities	(3,796,020)	(3,779,313)
Net (decrease) increase in cash	(291,223)	464,339

Cash
Beginning	1,372,381	908,042
Ending	$1,081,158	$1,372,381

Cash Received for Income Taxes	$223,816	$185,439

Cash Paid for Interest	$1,053,873	$573,603

Dividends paid:
Dividends declared	$5,028,021	$4,967,035
Decrease (increase) in dividends payable attributable to dividends declared	29,507	(43,686)
Dividends reinvested	(1,382,446)	(1,210,599)
	$3,675,082	$3,712,750